Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements		$ 395,625	$ 398,464
Capital Levels Maintained		1,728,500	846,543
Excess Net Capital		$ 1,332,875	$ 448,079
Percent of Requirement Maintained		437.00%	212.00%
I Win Securities Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements		$ 382,863	$ 385,610
Capital Levels Maintained		1,649,758	788,187
Excess Net Capital		$ 1,266,895	$ 402,577
Percent of Requirement Maintained		431.00%	204.00%
I Win Asset Management Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	[1]	$ 12,762	$ 12,854
Capital Levels Maintained	[1]	78,742	58,356
Excess Net Capital	[1]	$ 65,980	$ 45,502
Percent of Requirement Maintained	[1]	617.00%	454.00%

[1]	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of March 31, 2026 and 2025, reflects the position as submitted in its regulatory return as of December 2025 and 2024, respectively.